UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21088

                          PNC ABSOLUTE RETURN FUND LLC
               (Exact name of registrant as specified in charter)
                                    ________


                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-239-0418

                     DATE OF FISCAL YEAR END: MARCH 31, 2009

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

PNC ABSOLUTE RETURN
FUND LLC

QUARTERLY REPORT (UNAUDITED)
DECEMBER 31, 2008

PNC ABSOLUTE RETURN FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2008

PNC Absolute Return Fund LLC (the "Fund") invests substantially all of its assets in PNC Absolute Return Master Fund LLC (the "Master Fund"). As of December 31, 2008, the Fund owned 91.61% of the Master Fund. The schedule of investments of the Master Fund is as follows:

                                                                                       % OF
INVESTMENT FUNDS*                                        COST         VALUE      MEMBERS' CAPITAL
EVENT-DRIVEN
   Aspen Partners, L.P.                              $    60,338   $    22,385         0.05%
   Canyon Value Realization Fund, L.P.                 1,730,306     1,606,036         3.54
   Castlerigg Partners, L.P.**                         1,700,480     1,346,527         2.97
   Cerberus Partners, L.P.**                           1,145,070     1,987,729         4.38
   Cevian Capital II, L.P.                             1,750,000     1,149,421         2.53
   Ecofin Special Situations Utilities Fund, L.P.      1,200,000     1,230,463         2.71
   Icahn Partners, L.P.                                1,700,000     1,173,622         2.59
   Montrica Global Opportunities, L.P.                 1,512,152     1,243,138         2.74
   Sisu Capital                                        1,200,000       668,980         1.47
   Sopris Capital Partners, L.P.                       1,318,000       864,745         1.91
   Taconic Opportunity Fund, L.P.                      1,464,057     1,587,794         3.50
                                                     -----------   -----------        -----
      Total Event-Driven                              14,780,403    12,880,840        28.39
HEDGED EQUITY
   Ascend Partners Fund II, L.P.                       1,064,378     1,340,829         2.95
   Ecofin Global Utilities Hedge Fund Ltd.             1,000,000       993,525         2.19
   GCM Little Arbor Institutional Partners, L.P.       1,000,000       587,449         1.29
   Marshall WACE Market Neutral LLC                    1,500,000     1,328,188         2.93
   Perry Partners, L.P.                                  177,681       115,967         0.26
   PFM Diversified Fund, L.P.                          1,500,000     1,358,183         2.99
   SAC Multi-Strategy Fund LP                          1,000,000       811,802         1.79
   SCP Domestic Fund, L.P.                             1,000,000     1,484,084         3.27
   Walker Smith Q.P.                                   1,500,000     1,530,515         3.37
                                                     -----------   -----------        -----
      Total Hedged Equity                              9,742,059     9,550,542        21.04
MULTI-STRATEGY
   Amaranth Partners, L.L.C.                             156,400        90,709         0.20
   Elliott Associates, L.P.**                          2,045,753     3,765,304         8.29
   Goldman Investment Partners                         2,500,000     2,043,752         4.50
   HBK Fund, L.P.**                                    1,428,797     1,168,686         2.57
   Millenium USA, LP                                   2,300,000     2,236,249         4.93
                                                     -----------   -----------        -----
      Total Multi-Strategy                             8,430,950     9,304,700        20.49
FIXED INCOME ARBITRAGE
   Brevan Howard, L.P.                                 1,328,495     2,318,274         5.11
   MKP Credit, L.P.                                    1,596,144     1,981,734         4.36
   Parsec Trading Corp.                                1,245,081       807,238         1.78
                                                     -----------   -----------        -----
      Total Fixed Income Arbitrage                     4,169,720     5,107,246        11.25
CREDIT BASED
   Blue Mountain Credit, L.P.                          1,192,038     1,429,337         3.15
   Brigade Leveraged Capital Structures Fund, L.P.     1,500,000     1,224,598         2.70
   GSO Liquidity Partners L.P.                           500,000       142,599         0.31
   GSO Liquidity Sidecar L.P.                             88,464        74,017         0.16
   GSO Special Situations, L.P.**                      1,352,212     1,484,982         3.27
                                                     -----------   -----------        -----
      Total Credit Based                               4,632,714     4,355,533         9.59
                                                     -----------   -----------        -----
      Total Investments                              $41,755,846   $41,198,861        90.76%
                                                     -----------   -----------        -----

*    All investments are non-income producing.

**   Fund investment fully or partially segregated to cover tender offers.

PNC ABSOLUTE RETURN FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2008


As of December 31, 2008, the value of the PNC Absolute Return Master Fund LLC's (the "Master Fund") investments by country as a percentage of members' capital is as follows:

        COUNTRY              COST         VALUE
Cayman Islands - 8.36%   $ 4,850,616   $ 3,794,764
United States - 82.40%    36,905,230    37,404,097
                         -----------   -----------
                         $41,755,846   $41,198,861
                         -----------   -----------

Percentages shown on the previous page are based on members' capital of $45,393,060. The aggregate cost of investments for tax purposes was expected to be similar to book cost of $41,755,846. Net unrealized depreciation on investments for tax purposes was $556,985 consisting of $5,252,898 of gross unrealized appreciation and $5,809,883 of gross unrealized depreciation.

The investments in Investment Funds shown on the previous page, representing 90.76% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors. In September, 2006, the Financial Accounting Standards Board ("FASB") released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Master Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

     - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

     - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Master Fund's investments are measured at December 31, 2008:

                                   Level 1   Level 2     Level 3         Total
                                   -------   -------   -----------   ------------
Investments in other hedge funds     $--       $--     $41,198,861   $ 41,198,861
                                     ---       ---     -----------   ------------

PNC ABSOLUTE RETURN FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2008


The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

                                Change in
  Beginning                     unrealized                     Net transfers       Ending
Balance as of    Realized     appreciation/    Net purchase/   in and/or out   Balance as of
   3/31/08      gain/(loss)   (depreciation)       sales         of Level 3       12/31/08
-------------   -----------   --------------   -------------   -------------   -------------
 $53,336,779     $2,713,934    $(11,988,959)    $(2,862,893)        $--         $41,198,861
 -----------     ----------    ------------     -----------         ---         -----------

For information on the Master Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master Fund's most recent semi-annual or annual financial reports.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) As of the date of this Form N-Q there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PNC Absolute Return Fund LLC


/s/ Kevin A. McCreadie
-----------------------
Kevin A. McCreadie
Chief Executive Officer

Date: February 23, 2009




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Kevin A. McCreadie
-----------------------
Kevin A. McCreadie
Chief Executive Officer

Date: February 23, 2009


/s/ Jennifer E. Spratley
------------------------
Jennifer E. Spratley
Chief Financial Officer

Date: February 23, 2009